Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Rezolve AI plc
Entity Central Index Key	0001920294
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	21 Sackville Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 3DN
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Local Phone Number	204 625 9700
City Area Code	+44
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10016
Contact Personnel Name	Cogency Global Inc.
Local Phone Number	947-7200
City Area Code	212